Impact of adoption of IFRS 9 for hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Reserve of cash flow hedges	€ 19.8	€ 10.5	€ (24.5)	€ (13.2)
Translation reserve	€ 89.3	€ 105.1